FIRSTAR FUNDS, INC.

Supplement dated November 2, 2000 to the Prospectus for Firstar Funds, Inc. dated March 1, 2000

On September 1, 2000, Glenmede Advisers, Inc., a wholly-owned subsidiary of The Glenmede Trust Company, became sub-adviser to the Core International Equity Fund of Firstar Funds, Inc. Accordingly, the following revisions are made to the prospectus effective as of the date of this supplement:

PAGE 57
The first sentence in the first paragraph under "Principal Investment Strategies" is revised as follows:

Glenmede Advisers, Inc. (the "Sub-Adviser" or "Glenmede") attempts to achieve the Fund's objective by investing primarily in common stocks and other equity securities of companies located outside the United States.

PAGE 87
The first three sentences in the fifth paragraph under "Advisory Services" are replaced with the following two sentences:

The Adviser has retained Glenmede Advisers, Inc. as Sub-Adviser for the Core International Equity Fund. Glenmede's principal offices are at One Liberty
Place,  1650  Market  Street,  Suite  1200,   Philadelphia, Pennsylvania 19103.

PAGE 90
The first sentence in the first paragraph under "Glenmede's Prior Performance" is revised as follows:

The Core International Equity Fund is managed by Andrew B. Williams of Glenmede Advisers, Inc.

The following sentence is added as the last sentence in the third paragraph under "Glenmede's Prior Performance":

Prior to September 1, 2000, The Glenmede Trust Company was sub-adviser to the Core International Equity Fund.

                                     * * * *

At the June 16, 2000 meeting of the Board of Directors of Firstar Funds, Inc. (the "Company"), the Board approved the reorganization of the International Equity Portfolio of Mercantile Mutual Funds, Inc. (the "Mercantile International Portfolio) into the Core International Equity Fund of the Company (the "Reorganization"), subject to the approval of the shareholders of the Mercantile International Portfolio. In connection with the Reorganization, the Company and Firstar Investment Research and Management Company LLC ("FIRMCO"), the investment adviser for both the Firstar International Fund and the Mercantile International Portfolio, intend to enter into a new Investment Sub-Advisory Agreement (the "New Sub-Advisory Agreement") with Clay Finlay, Inc. ("Clay
Finlay"). Clay Finlay currently serves as investment sub-adviser to the Mercantile International Portfolio and would replace Glenmede as sub-adviser to the Core International Equity Fund. The hiring of Clay Finlay is contingent upon approval of the New Sub-Advisory Agreement by the shareholders of the Core International Equity Fund at a meeting scheduled to be held on November 8, 2000.

In connection with the change in sub-adviser, the Core International Equity Fund will make certain investment policy changes. Currently, the Fund diversifies its investments across companies located in a number of foreign countries, which may include, but are not limited to: Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia, Hong Kong and Singapore. The Fund invests at least 65% of its total assets in securities, such as equity securities, securities convertible into equity securities, and debt of companies based in at least three different countries other than the United States. Under the revised investment policies, during normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than 50% of their assets outside the United States. Under normal market conditions, the Fund will invest in equity securities from at least three foreign countries. Generally, at least 50% of the Fund's total assets will be invested in securities of companies located either in the developed countries of Western Europe or in Japan. The Fund will also be able to invest in other developed countries in the Far East and in countries with emerging markets or economies.

During the period November 2, 2000 through the date of the Reorganization, which is expected to be November 27, 2000, FIRMCO and Glenmede will begin to transition the investment portfolio of the Core International Equity Fund to the management style practiced by Clay Finlay, which is described below in the second paragraph under the revised PRINCIPAL INVESTMENT STRATEGIES section.

Effective as of the date of the Reorganization, the Prospectus is amended as follows:

The name of the Core International Equity Fund is changed to the International Growth Fund wherever the name appears throughout the Prospectus. The changes effected below refer to the Fund's new name, the International Growth Fund.

PAGE 57
Replace the OBJECTIVE section with the following:
The investment objective of the International Growth Fund is to provide capital growth consistent with reasonable investment risk. The investment objective may be changed by the Board of Directors without approval of shareholders, although no change is currently anticipated.

Replace the PRINCIPAL INVESTMENT STRATEGIES section with the following:
The Fund invests primarily in foreign common stocks, most of which will be denominated in foreign currencies. During normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than 50% of their assets outside the United States. Under normal market conditions, the Fund invests in equity securities from at least three foreign countries. Generally, at least 50% of the Fund's total assets will be invested in securities of companies located either in the developed countries of Western Europe or in Japan. The Fund also may invest in other developed countries in the Far East and in countries with emerging markets or economies.

By investing in various foreign stocks, the Fund attempts to achieve broad diversification and to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas. In selecting stocks, Clay Finlay, Inc., the Fund's investment sub-adviser ("Sub-Adviser"), determines which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool which focuses on valuation ranges. The Sub-Adviser focuses on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. The Sub-Adviser also uses fundamental analysis by evaluating balance sheets, market share and strength of management.

PAGE 58
Replace the PRINCIPAL RISKS section with the following:
The following principal investment risks are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Fund are also described under that heading.

The Fund may be suitable for you only if you are prepared to invest for the long-term and are not seeking to speculate on short-term stock movements. The Fund's value is expected to be volatile as a result of its investment in foreign securities.

The Fund is subject to MARKET RISK and MANAGEMENT RISK. MARKET RISK is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. MANAGEMENT RISK is the risk that the evaluation by the investment adviser of the rewards and risks presented by all securities purchased by the Fund and how they advance the Fund's investment objectives may prove to be inaccurate. The Fund's investments in foreign securities are subject to FOREIGN RISK. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. Foreign risks will normally be greatest when the Fund invests in issues located in emerging countries. The governments and economies of emerging countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments. The Fund is also subject to CURRENCY RISK which is the potential for price fluctuations in the dollar value of the foreign securities which the Fund holds because of changing currency exchange rates.

An investment in the Fund is not a deposit of Firstar Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves risk, including the risk of losing money.

PAGE 87
Replace the fifth paragraph with the following:
Clay Finlay Inc. ("Clay Finlay"), an experienced international investment manager, serves as sub-adviser to the International Growth Fund. Clay Finlay manages the Fund under the guidance and direction of FIRMCO and according to its sub-advisory agreement with the Company and FIRMCO. Founded in 1982, Clay Finlay, a registered investment adviser, is a wholly owned subsidiary of United Asset Management Corporation ("UAM"), a financial services holding company, and an indirect subsidiary of UAM's parent, Old Mutual plc, a United Kingdom-based asset management, banking and general insurance firm. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

PAGE 89
Replace the last paragraph with the following:
Frances Dakers, a principal and senior portfolio manager of Clay Finlay, is responsible for the management of the International Growth Fund. Ms. Dakers has been with Clay Finlay since January 1982 and has managed the Mercantile International Portfolio since it began operations in 1994.

PAGES 90 AND 91
Delete the sections entitled Glenmede's Prior Performance and Glenmede Fund Performance



                               FIRSTAR FUNDS, INC.

Supplement  dated  November 2, 2000 to the Statement of  Additional  Information
dated March 1, 2000, as revised March 17, 2000, for the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Bond IMMDEX(TM) Fund, Tax-Exempt Intermediate Bond Fund, Balanced Income Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Growth Fund, Special Growth Fund, MidCap Index Fund, Emerging Growth Fund, MicroCap Fund, Core International Equity Fund and International Equity Fund

On September 1, 2000, Glenmede Advisers, Inc., a wholly-owned subsidiary of The Glenmede Trust Company, became sub-adviser to the Core International Equity Fund. Accordingly, the following revisions are made to the statement of additional information effective as of the date of this supplement:

PAGE 4
The third sentence in the first paragraph under "Portfolio Transactions" on page 4 is revised as follows:

Pursuant to the terms of the Adviser's Advisory Agreements with the Funds, the Adviser has delegated certain of its duties to Hansberger Global Investors, Inc. ("HGI") and Glenmede Advisers, Inc. ("Glenmede") (HGI and Glenmede are collectively referred to as the "Sub-Advisers").

PAGE 61
The second sentence in the third paragraph is replaced with the following two sentences:

The Adviser has appointed Hansberger Global Investors, Inc. as Sub-Adviser to the International Equity Fund and Glenmede Advisers, Inc. as Sub-Adviser to the Core International Equity Fund. Prior to September 1, 2000, The
Glenmede Trust Company, an affiliate of Glenmede Advisers, Inc., was sub-adviser to the Core International Equity Fund.

PAGE 62
The first sentence in the first full paragraph is revised as follows:
The Core International Equity Fund receives sub-advisory services from Glenmede Advisers, Inc. ("Glenmede").

                                     * * * *


As described in a supplement dated November 2, 2000 to the Prospectus for Firstar Funds, Inc. (the "Prospectus Supplement"), following reorganization of the International Equity Portfolio of Mercantile Mutual Funds, Inc. (the "Mercantile Portfolio") into the Core International Equity Fund of Firstar Funds, Inc. (the "Reorganization"), which is contingent upon approval by shareholders of the Mercantile Portfolio, it is expected that Clay Finlay, Inc. will replace Glenmede Advisers, Inc. as sub-adviser to the Core International Equity Fund. The change in sub-adviser is subject to the approval by shareholders of the Core International Equity Fund of a new investment sub-advisory agreement. If the new sub-advisory agreement is approved, certain investment policies of the Core International Equity Fund will be changed to accommodate Clay Finlay, Inc.'s investment management practices. This supplement to the Statement of Additional Information includes information not covered by the Prospectus or Prospectus Supplement.

Effective as of the date of the Reorganization, which is expected to occur on November 27, 2000, the Statement of Additional Information is amended as follows:

The name of the Core International Equity Fund is changed to the International Growth Fund wherever the name appears throughout the Statement of Additional Information. The changes effected below refer to the Fund's new name, the International Growth Fund.

The names Glenmede Advisers, Inc. and Glenmede are changed to Clay Finlay, Inc. and Clay Finlay, respectively, in (1) the first paragraph on page 4, (2) the last paragraph on page 5, (3) the last full paragraph on page 61, and (4) the first full paragraph on page 62.

PAGE 9
The following is inserted after the second sentence of the last paragraph:

The International Growth Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations may include: Eurodollar Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits, which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances, which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

PAGE 15
The last sentence is changed to read as follows:

Furthermore, because each of the International Equity Fund and International Growth Fund will invest substantially all (and, in any event, at least 65%, with respect to the International Equity Fund, and at least 80%, with respect to the International Growth Fund) of the value of its total assets in foreign securities, the net asset values of the International Equity Fund and International Growth Fund are expected to be volatile.

PAGE 22
The following is added after the third paragraph of the section captioned Emerging Market Countries:

         VARIABLE AND FLOATING RATE INSTRUMENTS. The International Growth Fund may purchase variable and floating rate obligations. The Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. The Fund will invest in such instruments only when the Adviser or Sub-Adviser believes that any risk of loss due to issuer default is minimal.

         STANDARD AND POOR'S DEPOSITORY RECEIPTS, STANDARD & POOR'S MIDCAP 400 DEPOSITORY RECEIPTS AND THE DOW INDUSTRIALS DIAMONDS. The International Growth Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"), Standard & Poor's MidCap 400 Depository Receipts ("MidCap SPDRs") and The Dow Industrials DIAMONDS ("DIAMONDS"). SPDRs represent ownership in the SPDR Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and dividend yield of the Standard & Poor's 500 Index. MidCap SPDRs represent ownership in the MidCap SPDR Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and dividend yield of the Standard & Poor's MidCap 400 Index. DIAMONDS represent ownership in the DIAMONDS Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and yield of the Dow Jones Industrial Average. Because investments in SPDRs, MidCap SPDRs and DIAMONDS represent investments in unit investment trusts, such investments are subject to the Investment Company Act's limitations on investments in other investment companies.

PAGE 33
The first two sentences following the caption OPTIONS TRADING are deleted and replaced with the following:

The Bond Funds, Balanced Funds and Equity Funds may purchase put and (with the exception of the Tax-Exempt Intermediate Bond Fund) call options. Except for the International Equity Fund and International Growth Fund, option purchases by a Fund will not exceed 5% of its net assets. The International Equity Fund may purchase put and call options without limit. The International Growth Fund may purchase put and call options in an amount not exceeding 10% of the Fund's net assets at the time of purchase. The International Growth Fund will not invest more than 5% of its total assets in initial margin deposits and premiums (including, without limitation, puts, calls, straddles and spreads) and any combination thereof. The International Growth Fund may also write secured put options.

PAGE 34
The  thirteenth  sentence  of the first  full  paragraph  is  changed to read as follows:
The aggregate value of the Fund's assets subject to covered options written by the Taxable Bond Fund, Balanced Income Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, MidCap Index Fund, MicroCap Fund and International Growth Fund will not exceed 5%, 5%, 25%, 5%, 5%, 5%, 5%, and 25%, respectively, of the value of its net assets during the current year.

PAGE 36
Following the carryover paragraph from page 35, insert the following:

         FOREIGN CURRENCY OPTIONS. The International Growth Fund may purchase foreign currency put options on U.S. Exchanges or U.S. over-the-counter markets. (See "Options Trading" above for a discussion of options trading.) A put option gives the Fund, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency. Exchange listed options markets in the United States include seven major currencies, and trading may be thin and illiquid. The seven major currencies are Australian dollars, British pounds, Canadian dollars, German marks, French francs, Japanese yen, and Swiss francs.

         UNLISTED CURRENCY OPTIONS. The International Growth Fund may purchase unlisted currency options. A number of major investment firms trade unlisted options which are more flexible than exchange listed options with respect to strike price and maturity date. These unlisted options generally are less liquid than listed options and involve the credit risk associated with the individual issuer. They will be deemed to be illiquid for purposes of the Fund's limitation on investments in illiquid securities.

         WRITING FOREIGN CURRENCY CALL OPTIONS. A call option written by the International Growth Fund gives the purchaser, upon payment of a premium, the right to purchase from the Fund a currency at the exercise price until the expiration of the option.

Following the second sentence in the first paragraph of the section captioned "Futures Contracts and Related Options," the following sentence is added:

The International Growth Fund may also invest in other types of financial futures contracts (such as foreign currency contracts), as well as any index or foreign market futures (such as stock or bond index futures contracts or interest rate futures or options) which are available in recognized exchanges or in other established financial markets.

PAGE 39
In the third full paragraph, the International Growth Fund is added to the Funds that may hold convertible securities.

PAGE 40
In the second full paragraph, the International Growth Fund is added to the Funds that may purchase warrants and similar rights.

The last two sentences of the third full paragraph are deleted and replaced with the following:

This 5% limit includes warrants that are not listed on any stock exchange. Warrants not listed on any stock exchange are limited to 2% of the International Equity Fund's net assets. Warrants not listed on the New York, American, or Canadian Stock Exchanges are limited to 2% of the International Growth Fund's net assets. Warrants acquired by the International Equity Fund or International Growth Fund in units or attached to securities are not subject to these limits.

Page 41
The following sentence is added at the end of the third full paragraph:
However, while it is permitted to do so, the International Growth Fund will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations